Bank Loans (Details)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Short Term Loan [Member]
Bank Loans [Line Items]
Weighted average interest rate, percentage	2.98%	3.42%
Short-Term Debt [Member]
Bank Loans [Line Items]
Interest rate for bank loans	3.69%		4.23%